Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Short-term investments	$ 1,198,918	$ 823,039
Investments held-to-maturity	2,786,112	2,304,756
Other real estate owned, net	691	4,052
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,179,833	3,289,592
Short-term investments	1,198,918	823,039
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	96,107	197,039
Investments held-to-maturity	2,763,344	2,194,371
Loans, net of allowance for credit losses	5,240,670	5,160,810
Other real estate owned, net	691	4,052
Financial liabilities
Long-term debt	171,876	171,462
Carrying amount | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Payable on demand	2,944,946	2,660,082
Fair value | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,179,833	3,289,592
Short-term investments	1,198,918	823,039
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	96,107	197,039
Investments held-to-maturity	2,786,112	2,304,756
Loans, net of allowance for credit losses	5,265,049	5,193,240
Other real estate owned, net	691	4,052
Financial liabilities
Long-term debt	158,993	170,086
Fair value | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Payable on demand	2,948,625	2,665,463
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash due from banks	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	0	0
Investments held-to-maturity	22,768	110,385
Loans, net of allowance for credit losses	24,379	32,430
Other real estate owned, net	0	0
Financial liabilities
Long-term debt	12,883	1,376
Appreciation / (depreciation) | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Payable on demand	$ (3,679)	$ (5,381)